Consolidated Statement of Operations - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015 [1]	Dec. 31, 2014 [1]
Operating revenues
Contract revenues		$ 510.1	$ 730.4	$ 1,058.8
Reimbursables		13.9	17.3	160.0
Related party revenues	[2]	0.0	0.0	44.9
Other revenues		10.7	0.0	0.0
Total operating revenues		534.7	747.7	1,263.7
Gain/(Loss) on disposal		2.4	(82.0)	0.0
Operating expenses
Vessel and rig operating expenses	[2]	181.9	270.8	458.4
Reimbursable expenses		13.1	15.4	150.0
Depreciation and amortization		221.3	221.9	212.2
Loss on impairment of goodwill		0.0	0.0	480.6
General and administrative expenses	[2]	30.0	60.1	78.9
Total operating expenses		446.3	568.2	1,380.1
Net operating income/(loss)		90.8	97.5	(116.4)
Interest expense	[2]	(106.0)	(97.7)	(103.3)
Foreign exchange gain		3.4	28.3	41.0
Loss on derivative financial instruments		(9.9)	(35.6)	(69.7)
Other financial items	[2]	(8.5)	(5.2)	(26.0)
Total financial items		(121.0)	(110.2)	(158.0)
Loss before income taxes		(30.2)	(12.7)	(274.4)
Income taxes		(22.2)	(44.1)	(29.6)
Net loss		(52.4)	(56.8)	(304.0)
Net income attributable to non-controlling interest		14.4	16.2	12.4
Net loss attributable to the shareholders of the Company		$ (66.8)	$ (73.0)	$ (316.4)
Basic loss per share (in dollars per share)	[3]	$ (2.77)	$ (3.03)	$ (13.18)
Diluted loss per share (in dollars per share)	[3]	(2.77)	(3.03)	(13.18)
Declared dividend per share (in dollars per share)		$ 0	$ 0	$ 4.8

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".
[2]	Includes transactions with related parties. Refer to Note 21 "Related party transactions".
[3]	As a result of the stock split and capital reduction, the earnings per share has been retrospectively adjusted. Refer to "Note 17 - Common share capital" for more information.